2. RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
2. RESTATEMENT OF FINANCIAL STATEMENTS

The unaudited financial statements for the periods ended March 31, 2013 and June 30, 2013 have been restated as a result of management’s determination that the Company’s accounting treatment pertaining to the issuance of 10,000,000 warrants to consultant with a fair value of $400,000 should be recorded as a public relations expense (See Note 8(E)).

The effect of the restatement on our previously issued unaudited financial statements as of March 31, 2013 and June 30, 2013 is as follows:

	RESTATED STATEMENT OF OPERATIONS
	For the Period from April 25, 2006 (Inception) to March 31, 2013		For the Period from April 25, 2006 (Inception) to March 31, 2013
	As Reported	Adjustments	Restated

Revenue	$-		$-
			-
Operating Expenses			-
General and Administrative	1,967,043		1,967,043
Public Relations	219,890	400,000	619,890
Amortization of Debt Discount	120,000		120,000
Professional Fees	351,942		351,942
Officer's Salary	1,662,503		1,662,503
Contract Settlement	107,143		107,143
Research and Development	1,457,292		1,457,292
Total Operating Expenses	5,885,813	400,000	6,285,813
			-
Loss from Operations	(5,885,813)	(400,000)	(6,285,813)
			-
Other Income/(Expenses)			-
Other income	7,881		7,881
Interest income	192		192
Change in fair value of embedded derivative liability	(2,790,185)		(2,790,185)
Change in fair value of embedded derivative liability-related party	119,485		119,485
Interest expense	(164,538)		(164,538)
Total Other Income/(Expenses)	(2,827,165)	-	(2,827,165)
			-
Net (Income) Loss before Provision for Income Taxes	(8,712,978)	(400,000)	(9,112,978)
			-
Provision for Income Taxes	-	-	-
			-
Net Income (Loss)	$(8,712,978)	$(400,000)	$(9,112,978)

	RESTATED STATEMENT OF OPERATIONS
	For the Period from April 25, 2006 (Inception) to June 30, 2013		For the Period from April 25, 2006 (Inception) to June 30, 2013
	As Reported	Adjustments	Restated

Revenue	$-		$-
			-
Operating Expenses			-
General and Administrative	2,000,326		2,000,326
Public Relations	219,890	400,000	619,890
Amortization of Debt Discount	120,000		120,000
Professional Fees	380,547		380,547
Officer's Salary	1,721,402		1,721,402
Contract Settlement	107,143		107,143
Research and Development	1,622,059		1,622,059
Total Operating Expenses	6,171,367	400,000	6,571,367
			-
Loss from Operations	(6,171,367)	(400,000)	(6,571,367)
			-
Other Income/(Expenses)			-
Other income	7,881		7,881
Interest income	239		239
Change in fair value of embedded derivative liability	(2,790,185)		(2,790,185)
Change in fair value of embedded derivative liability-related party	119,485		119,485
Interest expense	(181,974)		(181,974)
Total Other Income/(Expenses)	(2,844,554)	-	(2,844,554)
			-
Net (Income) Loss before Provision for Income Taxes	(9,015,921)	(400,000)	(9,415,921)
			-
Provision for Income Taxes	-	-	-
			-
Net Income (Loss)	$(9,015,921)	$(400,000)	$(9,415,921)

	RESTATED STATEMENTS OF CASH FLOWS
	For the Period from April 25, 2006 (Inception) to March 31, 2013		For the Period from April 25, 2006 (Inception) to March 31, 2013
	As Reported	Adjustments	Restated
Cash Flows From Operating Activities:
Net Loss	$(8,712,978)	$(400,000)	$(9,112,978)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	12,783		12,783
Stock issuable for services	22,000		22,000
Change in Fair Value of Derivative Liability	2,790,703		2,790,703
Stock issued for services	1,458,180		1,458,180
Warrants issued to employees	126,435		126,435
Warrants issued to consultants	168,000	400,000	568,000
Deferred compensation realized	200,000		200,000
Changes in operating assets and liabilities:			-
(Increase)Decrease in prepaid expenses	(4,485)		(4,485)
Increase in accrued expenses and other payables - related party	1,449,233		1,449,233
Increase in accounts payable	357,238		357,238
Net Cash Used In Operating Activities	(2,132,891)	-	(2,132,891)

	RESTATED STATEMENTS OF CASH FLOWS
	For the Period from April 25, 2006 (Inception) to June 30, 2013		For the Period from April 25, 2006 (Inception) to June 30, 2013
	As Reported	Adjustments	Restated
Cash Flows From Operating Activities:
Net Loss	$(9,015,921)	$(400,000)	$(9,415,921)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	14,175		14,175
Stock issuable for services	22,000		22,000
Change in Fair Value of Derivative Liability	2,790,703		2,790,703
Stock issued for services	1,458,180		1,458,180
Warrants issued to employees	126,435		126,435
Warrants issued to consultants	168,000	400,000	568,000
Deferred compensation realized	200,000		200,000
Changes in operating assets and liabilities:			-
(Increase)Decrease in prepaid expenses	(1,577)		(1,577)
Increase in accrued expenses and other payables - related party	1,495,838		1,495,838
Increase in accounts payable	468,252		468,252
Net Cash Used In Operating Activities	(2,273,915)	-	(2,273,915)

Note:

1. Adjustment to recognize 10,000,000 warrants issued to consultant on November 21, 2012, with fair value of $400,000.

The audited financial statements  for the year ended December 31, 2012, filed with the SEC on  April 15, 2013, have been restated as a result of management’s determination that the Company’s accounting treatment pertaining to the issuance of 10,000,000 warrants to consultant with a fair value of $400,000 should be recorded as a public relations expense.

The effect of the restatement on our previously issued audited financial statements as of December 31, 2012 is as follows:

	RESTATED BALANCE SHEET			Note

	As Reported	Adjustments	Restated

Total Assets	$78,752	$-	$78,752

Total Liabilities	$1,213,168	$-	$1,213,168

Commitments and Contingencies

Stockholders' Deficit
Preferred stock, no par value; unlimited shares authorized,
none issued and outstanding	-	-	-
Common stock Class A, no par value; unlimited shares authorized,
603,269,838 and 586,720,411 shares issued and outstanding, respectively	6,360,920	-	6,360,920
Common stock Class B, no par value; unlimited shares authorized,
no shares issued and outstanding	-	-	-
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	-	22,000	1
Additional paid-in capital	920,337	400,000	1,320,337
Deferred Compensation	-	-	-
Deficit accumulated during the development stage	(8,437,673)	(400,000)	(8,837,673)	1
	.
Total Stockholders' Deficit	(1,134,416)	-	(1,134,416)

Total Liabilities and Stockholders' Deficit	$78,752	$-	$78,752

	RESTATED STATEMENT OF OPERATIONS

	For the Year Ended		For the Year Ended
	December 31, 2012		December 31, 2012
	As Reported	Adjustments	Restated
Revenue	$-		$-
			-
Operating Expenses			-
General and Administrative	379,326		379,326
Public Relations	-	400,000	400,000	1
Amortization of Debt Discount	-		-
Professional Fees	48,667		48,667
Officer's Salary	267,120		267,120
Contract Settlement	-		-
Research and Development	465,293		465,293
Total Operating Expenses	1,160,406	400,000	1,560,406
			-
Loss from Operations	(1,160,406)	(400,000)	(1,560,406)
			-
Other Income/(Expenses)			-
Other income	3,000		3,000
Interest income	192		192
Change in fair value of embedded derivative liability	-		-
Change in fair value of embedded derivative liability-related party	-		-
Interest expense	(45,707)		(45,707)
Other expense	-		-
Total Other Income/(Expenses)	(42,515)	-	(42,515)
			-
Net (Income) Loss before Provision for Income Taxes	(1,202,921)	(400,000)	(1,602,921)
			-
Provision for Income Taxes	-	-	-
			-
Net Income (Loss)	$(1,202,921)	$(400,000)	$(1,602,921)
			-
Net Income (Loss) Per Share - Basic and Diluted	$(0.00)		$(0.00)

Weighted average number of shares outstanding
during the period - Basic and Diluted	596,143,581		596,143,581

	RESTATED STATEMENT OF OPERATIONS

	For the Period from April 25, 2006 (Inception) to December 31, 2012		For the Period from April 25, 2006 (Inception) to December 31, 2012
	As Reported	Adjustments	Restated

Revenue	$-		$-
			-
Operating Expenses			-
General and Administrative	1,939,502		1,939,502
Public Relations	219,890	400,000	619,890	1
Amortization of Debt Discount	120,000		120,000
Professional Fees	335,075		335,075
Officer's Salary	1,603,514		1,603,514
Contract Settlement	107,143		107,143
Research and Development	1,302,009		1,302,009
Total Operating Expenses	5,627,133	400,000	6,027,133
			-
Loss from Operations	(5,627,133)	(400,000)	(6,027,133)
			-
Other Income/(Expenses)			-
Other income	7,881		7,881
Interest income	192		192
Change in fair value of embedded derivative liability	(2,790,185)		(2,790,185)
Change in fair value of embedded derivative liability-related party	119,485		119,485
Interest expense	(147,913)		(147,913)
Total Other Income/(Expenses)	(2,810,540)	-	(2,810,540)
			-
Net (Income) Loss before Provision for Income Taxes	(8,437,673)	(400,000)	(8,837,673)
			-
Provision for Income Taxes	-	-	-
			-
Net Income (Loss)	$(8,437,673)	$(400,000)	$(8,837,673)

	RESTATED STATEMENTS OF CASH FLOWS

	For the Year Ended		For the Year Ended
	December 31, 2012		December 31, 2012
	As Reported	Adjustments	Restated
Cash Flows From Operating Activities:
Net Loss	$(1,202,921)	$(400,000)	$(1,602,921)	1
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	5,583		5,583
Stock issuable for services	-		-
Change in Fair Value of Derivative Liability	-		-
Stock issued for services	550,000		550,000
Warrants issued to employees	-		-
Warrants issued to consultants	-	400,000	400,000
Deferred compensation realized	-		-
Changes in operating assets and liabilities:			-
(Increase)Decrease in prepaid expenses	(2,270)		(2,270)
(Increase)Decrease in other receivables			-
Increase in accrued expenses and other payables - related party	238,977		238,977
Increase in accounts payable	(152,291)		(152,291)
Net Cash Used In Operating Activities	(562,922)	-	(562,922)

	RESTATED STATEMENTS OF CASH FLOWS

	For the Period from April 25, 2006 (Inception) to December 31, 2012		For the Period from April 25, 2006 (Inception) to December 31, 2012
	As Reported	Adjustments	Restated
Cash Flows From Operating Activities:
Net Loss	$(8,437,673)	$(400,000)	$(8,837,673)	1
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	11,406		11,406
Stock issuable for services	22,000		22,000
Change in Fair Value of Derivative Liability	2,790,703		2,790,703
Stock issued for services	1,458,180		1,458,180
Warrants issued to employees	126,435		126,435
Warrants issued to consultants	168,000	400,000	568,000	1
Deferred compensation realized	200,000		200,000
Changes in operating assets and liabilities:			-
(Increase)Decrease in prepaid expenses	(2,270)		(2,270)
Increase in accrued expenses and other payables - related party	1,369,600		1,369,600
Increase in accounts payable	329,226		329,226
Net Cash Used In Operating Activities	(1,964,393)	-	(1,964,393)

Note:

1. Adjustment to recongnize 10,000,000 warrants issued to consultant on November 21, 2012, with fair value of $400,000 (See Note 7(E)).